Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other payables [Abstract]
Due to related parties - payroll related	$ 527	$ 541
Accrued expenses	1,527	880
Government authorities	66	43
Payroll related	440	229
Other payables	18
Other Payables, Total	$ 2,578	$ 1,693